Summary of significant accounting policies (Tables)	12 Months Ended
Jun. 30, 2020
Summary of significant accounting policies
Schedule of lease liabilities recognized

The Group recognized right-of-use assets of £6.0 million on 1 July 2019 and lease liabilities of the same amount, measured as follows:

£’000
Operating lease commitments disclosed as at 30 June 2019	8,087
Discounted using the Group’s incremental borrowing rate as at 1 July 2019	6,246
Less short term leases not recognized as a liability	(270)
Lease liability recognized as at 1 July 2019	5,976

Schedule of exchange rates per 1.00

The most important exchange rates per £1.00 that have been used in preparing the financial statements are:

	Closing rate			Average rate
	2020	2019	2018	2020	2019	2018
Euro	1.0998	1.1170	1.1309	1.1391	1.1346	1.1327
US Dollar	1.2374	1.2718	1.3194	1.2633	1.2959	1.3465